ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Supplement dated June 1, 2010,

to the Prospectus and Statement of Additional Information dated April 30, 2010,

This supplement updates certain information contained in the prospectus and statement of additional information (SAI) and should be attached to the prospectus and SAI, and retained for future reference.

1.
EFFECTIVE ON OR ABOUT JUNE 1, 2010, INVESCO ADVISERS, INC. WILL REPLACE VAN KAMPEN ASSET MANAGEMENT AS THE SUBADVISER TO THE FOLLOWING UNDERLYING FUNDS:  AZL®  VAN KAMPEN EQUITY AND INCOME FUND AND THE AZL®  VAN KAMPEN GROWTH AND INCOME FUND.

2.
EFFECTIVE ON OR ABOUT JUNE 1, 2010, MORGAN STANLEY INVESTMENT MANAGEMENT INC. WILL REPLACE VAN KAMPEN ASSET MANAGEMENT AS THE SUBADVISER TO THE FOLLOWING UNDERLYING FUNDS: AZL® VAN KAMPEN GLOBAL REAL ESTATE FUND,  AZL® VAN KAMPEN INTERNATIONAL EQUITY FUND, AND AZL® VAN KAMPEN MID CAP GROWTH FUND .  IN ADDITION, THE FOLLOWING NAME CHANGES ARE EFFECTIVE ON OR ABOUT JUNE 1, 2010.

Name effective on or about June 1, 2010	Previous Name
AZL® Morgan Stanley Global Real Estate Fund	AZL® Van Kampen Global Real Estate Fund
AZL® Morgan Stanley International Equity Fund	AZL® Van Kampen International Equity Fund
AZL® Morgan Stanley Mid Cap Growth Fund	AZL® Van Kampen Mid Cap Growth Fund

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